Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 57,163	$ 1,822	$ 901,000
Embedded derivatives in exchangeable bonds [Member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	54,651		899,961
Forward exchange contracts [member]
Current Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities at fair value through profit or loss, current	$ 2,512		$ 1,039